Income Taxes (The Company's Computation of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Income Taxes [abstract]
Loss before income taxes	$ (11,140)	$ (9,857)
Statutory income tax rate	25.00%	25.00%
Income tax recovery at statutory rates	$ (2,785)	$ (2,464)
Non-deductible expenses	94	24
Other permanent differences		(251)
Tax losses and other temporary differences not recognized	2,729	2,797
Income taxes at different rates in foreign and other provincial jurisdictions	(269)	(261)
Other	231	155
Total